Payments, by Project - 12 months ended Feb. 29, 2024 - CAD ($)	Fees	Total Payments
Total	$ 717,202	$ 717,202
Falchani
Total	578,429	578,429
Tonopah Lithium
Total	$ 138,773	$ 138,773